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                     [LETTERHEAD OF MORRISON & FOERSTER LLP]




March 15, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549

         RE:     BOFI HOLDING, INC.
                 REGISTRATION STATEMENT ON FORM S-1 FILED PURSUANT TO RULE 462(B) (INCORPORATING REGISTRATION
                 STATEMENT ON FORM S-1 (FILE NO. 333-121329))

Ladies and Gentlemen:

On behalf of BofI Holding, Inc. (the "Company"), in connection with the Company's initial public offering of shares of its common stock and pursuant to Rule 462(b) under the Securities Act of 1933, as amended (the "Act"), transmitted via Edgar herewith is a copy of Registration Statement on Form S-1 (the "Registration Statement") that registers an additional $10,608,750 worth of shares of the Company's common stock to be sold in such offering. The Registration Statement incorporates the contents of the Company's Registration Statement on Form S-1 (File No. 333-121329) that was declared effective on March 14, 2005. The Registration Statement is being filed prior to the time sales are to be made.

Questions or comments regarding any matters with respect to the Registration Statement may be directed to Allen Z. Sussman at (213) 892-5290.

Sincerely,

/s/ Morrison & Foerster LLP